MADISON MOSAIC TAX-FREE TRUST
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

January 19, 2010

BY EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:           Madison Mosaic Tax-Free Trust (SEC File Nos. 2-77986; 811-3486)

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of Madison Mosaic Tax-Free Trust.  No changes are being made in this filing that would prevent the Registration Statement from becoming effective on February 1, 2010 pursuant to Rule 485(b).

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill

General Counsel and Chief Legal Officer